Right-of-use assets, net (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jan. 01, 2019
Right-of-use assets, net
Beginning balance		$ 8,200,181
Ending balance	$ 7,553,052
Cost
Right-of-use assets, net
Beginning balance	10,969,613
Additions	588,053
Retirements	(450,076)
Effect of translation	121
Ending balance	11,107,711
Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(2,769,432)
Depreciation for the year	(1,070,350)
Retirements	284,976
Effect of translation	147
Ending balance	(3,554,659)
Buildings
Right-of-use assets, net
Beginning balance	4,758,787
Ending balance	4,476,729
Buildings | Cost
Right-of-use assets, net
Beginning balance	4,758,787
Additions	480,222
Retirements	(153,888)
Effect of translation	121
Ending balance	5,085,242
Buildings | Accumulated Amortisation
Right-of-use assets, net
Depreciation for the year	(618,374)
Retirements	9,714
Effect of translation	147
Ending balance	(608,513)
Satellite Transponders
Right-of-use assets, net
Beginning balance	2,494,111
Ending balance	2,209,070
Satellite Transponders | Cost
Right-of-use assets, net
Beginning balance	4,275,619
Ending balance	4,275,619
Satellite Transponders | Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(1,781,508)
Depreciation for the year	(285,041)
Ending balance	(2,066,549)
Technical Equipment
Right-of-use assets, net
Beginning balance	908,758
Ending balance	841,392
Technical Equipment | Cost
Right-of-use assets, net
Beginning balance	1,896,682
Additions	82,568
Retirements	(290,421)
Ending balance	1,688,829
Technical Equipment | Accumulated Amortisation
Right-of-use assets, net
Beginning balance	(987,924)
Depreciation for the year	(134,775)
Retirements	275,262
Ending balance	(847,437)
Other
Right-of-use assets, net
Beginning balance	38,525
Ending balance	25,861
Other | Cost
Right-of-use assets, net
Beginning balance	38,525
Additions	25,263
Retirements	(5,767)
Ending balance	58,021
Other | Accumulated Amortisation
Right-of-use assets, net
Depreciation for the year	(32,160)
Ending balance	$ (32,160)